Warrant Liabilities - Schedule of Significant Change in the Fair Value Measurement (Details)	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Expected volatility [Member]
Schedule of Significant Change in the Fair Value Measurement [Line Items]
Warrants and rights outstanding, measurement input	180.7	183.65
Risk-free interest rate [Member]
Schedule of Significant Change in the Fair Value Measurement [Line Items]
Warrants and rights outstanding, measurement input	3.96	4.38
Expected Dividend Yield [Member]
Schedule of Significant Change in the Fair Value Measurement [Line Items]
Warrants and rights outstanding, measurement input	0	0	0
Expected Life [Member]
Schedule of Significant Change in the Fair Value Measurement [Line Items]
Warrants and rights outstanding, measurement input	3.69	3.94